Item 1. Report to Shareholders

T. Rowe Price Retirement 2020 Fund
--------------------------------------------------------------------------------
May 31, 2004

Certified Annual Report

This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.

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T. Rowe Price Retirement 2020 Fund
--------------------------------------------------------------------------------
Certified Annual Report

Performance Comparison
--------------------------------------------------------------------------------

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

[Graphic Omitted]

RETIREMENT 2020 FUND
--------------------------------------------------------------------------------

As of 5/31/04

Retirement 2020 Fund   $13,890

Combined Index Portfolio*   $14,018

Dow Jones 80% Global Portfolio Index   $14,530

Combined Index Portfolio - Original**  $14,028

                                      Dow Jones
                 Combined Index      80% Global        Combined
                    Portfolio -       Portfolio           Index      Retirement
                       Original**         Index       Portfolio*      2020 Fund

9/30/02                 $10,000         $10,000         $10,000         $10,000

5/03                     11,809          11,797          11,809          11,777

5/04                     14,018          14,530          14,028          13,890

Performance for Advisor and R Class shares will vary from fund shares due to the differing fee structure.See returns table below.

Average Annual Compound Total Return
--------------------------------------------------------------------------------

                                                                          Since
                                                                      Inception
Periods Ended 5/31/04                               1 Year              9/30/02
--------------------------------------------------------------------------------

Retirement 2020 Fund                                 17.93%               21.79%

Combined Index Portfolio *                           18.72                22.47

Combined Index Portfolio - Original **               18.79                22.51

Dow Jones 80% Global Portfolio Index                 23.17                25.13

* An unmanaged portfolio composed of 77% stocks (16.5% S&P 500 Stock Index, 16.5% Russell 1000 Growth Index, 16.5% Russell 1000 Value Index, 4% Russell Midcap Growth Index, 4% Russell Midcap Value Index, 7.5% Russell 2000 Index, 12% MSCI EAFE Index) and 23% bonds (13.5% Lehman Brothers U.S. Aggregate Index, 8.5% CS First Boston High Yield Index, 1% Lehman Brothers 1-3 Year Government/Credit Index).

** An unmanaged portfolio composed of 77% stocks (33% S&P 500 Stock Index, 16.5% Russell 1000 Value Index, 4% Russell Midcap Growth Index, 4% Russell Midcap Value Index, 7.5% Russell 2000 Index, 12% MSCI EAFE Index) and 23% bonds (13.5% Lehman Brothers U.S. Aggregate Index, 8.5% CS First Boston High Yield Index, 1% Lehman Brothers 1-3 Year Government/Credit Index).

Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. Past performance cannot guarantee future results.


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T. Rowe Price Retirement 2020 Fund
--------------------------------------------------------------------------------
Certified Annual Report

Dear Shareholder,

We are pleased to report that your fund had a solid return of 17.93% for the year ended May 31, 2004. As shown on the preceding page, the fund modestly trailed its Combined Index Portfolio benchmarks and lagged its Dow Jones index by a wider margin. For the year, strength shown by the underlying Mid-Cap Value and Value Funds could not overcome relative weakness in the International Stock Fund. The High Yield and Short-Term Bond Funds trailed their benchmarks as well, but the New Income Fund outperformed. We would like to welcome Advisor and R Class shareholders. These share classes began operations on October 31, 2003. Advisor Class shares returned 7.46% from inception through May 31, 2004, while R Class shares returned 7.38%.

With this report, we are introducing a slightly revised blended benchmark for the fund. The new benchmark, called the Combined Index Portfolio on the preceding page, uses the Russell 1000 Growth Index to track the performance of the underlying Growth Stock Fund. For comparison purposes, we are also providing returns for the previous benchmark (Combined Index Portfolio - Original), which used the S&P 500 Stock Index as the Growth Stock Fund's benchmark. We believe the Russell 1000 Growth Index, which tracks those stocks in the large-cap Russell 1000 with higher price-to-book ratios and higher forecasted growth rates, is more appropriate for the Growth Stock Fund than the S&P 500, which tracks both growth and value large-caps.

As you know, the Retirement 2020 Fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio consisting of about 78% stocks and 22% bonds, with an increasing allocation to bonds over time. About 30 years after its


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designated retirement year, the fund will reach and maintain an allocation of about 20% to stocks. The fund implements its strategy by investing in a set of underlying T. Rowe Price mutual funds. This fund may be appropriate for individuals who are planning to retire around 2020 and prefer a diversified approach to retirement investing.

[Graphic Omitted]

Interest Rate Levels
--------------------------------------------------------------------------------

                               10-Year              5-Year               90-Day
                              Treasury            Treasury             Treasury
                                  Note                Note                 Bill

5/31/03                           3.37%               2.29%                1.1 %

                                  3.51                2.41                 0.85

                                  4.41                3.22                 0.94

8/03                              4.46                3.46                 0.97

                                  3.94                2.83                 0.94

                                  4.29                3.24                 0.95

11/03                             4.33                3.35                 0.93

                                  4.25                3.25                 0.92

                                  4.13                3.14                 0.91

2/04                              3.97                2.94                 0.94

                                  3.84                2.78                 0.94

                                  4.51                3.62                 0.96

5/31/04                           4.65                3.79                 1.06

The Interest Rate Levels chart reflects the pattern of bond yields over the fund's fiscal year. Intermediate- and long-term yields ended the 12-month period significantly higher, which hampered most fixed-income securities during the entire period. (Bond prices and yields move in opposite directions.)

Major Index Returns
--------------------------------------------------------------------------------

Period Ended 5/31/04                                                  12 Months
--------------------------------------------------------------------------------

S&P 500 Stock Index                                                       18.33%

Russell 2000 Index                                                        30.29

MSCI EAFE Index                                                           33.17

Lehman Brothers U.S. Aggregate Index                                      -0.44

CS First Boston High Yield Index                                          13.25

The Major Index Returns table shows how various asset classes performed over the course of the fiscal year. Stocks posted strong returns despite some weakness at the end of the period. The Russell 2000 small-cap stocks returned about 30%, outperforming the S&P 500 Stock Index's large-caps, which gained 18%. Foreign equities (MSCI EAFE Index) rose 33%, aided by a weak dollar, which fell against most major currencies.

Portfolio Holdings
--------------------------------------------------------------------------------

                                Target              Actual
                            Allocation          Allocation
                                    at               as of             12-Month
Fund Name                      5/31/04             5/31/04              Returns
--------------------------------------------------------------------------------

New Income                        11.5%               11.0%               -0.26%

High Yield                         7.5                 7.5                10.85

Equity Index 500                  16.5                16.5                17.97

Growth Stock                      18.0                18.4                17.79

Value                             18.0                18.0                22.77

Mid-Cap Growth                     4.0                 4.1                25.85

Mid-Cap Value *                    4.0                 4.0                30.70

Small-Cap Stock                    7.5                 7.6                24.80

International Growth
& Income *                         6.0                 6.2                30.54

International Stock                6.0                 6.2                24.55

Short-Term Bond                    1.0                 0.5                 0.54


* Fund first invested in the Mid-Cap Value and International Growth & Income Funds on 2/27/04.

Investment-grade bonds (as measured by the Lehman Brothers U.S. Aggregate Index) declined slightly. The CS First Boston index of high-yield bonds gained 13%.

The Portfolio Holdings table shows how the fund's assets were allocated as of May 31, 2004, and the 12-month total return of each underlying fund. As you can see, fund assets were invested at about their target allocations. Please note that the Mid-Cap Value and International Growth & Income Funds were not in the portfolio for the entire period. To increase diversification, the fund began investing in these two underlying funds on February 27, 2004. To balance our exposure to value and growth stocks among mid-caps and foreign stocks, we shifted approximately half of our Mid-Cap Growth Fund and International Stock Fund allocations to Mid-Cap Value and International Growth & Income, respectively.

We thank you for your continued support.

Respectfully,

James S. Riepe
Chairman

June 21, 2004

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T. Rowe Price Retirement 2020 Fund
--------------------------------------------------------------------------------
Certified Annual Report

Financial Highlights             For a share outstanding throughout each period
--------------------------------------------------------------------------------

Investor Class

                                                      Year              9/30/02
                                                     Ended              Through
                                                   5/31/04              5/31/03

NET ASSET VALUE

Beginning of period                        $         11.69      $         10.00

Investment activities

  Net investment income (loss)                        0.14                 0.10

  Net realized and unrealized gain (loss)             1.95                 1.67

  Total from investment activities                    2.09                 1.77

Distributions

  Net investment income                              (0.12)               (0.07)

  Net realized gain                                  (0.02)               (0.01)

  Total distributions                                (0.14)               (0.08)

NET ASSET VALUE

End of period                              $         13.64      $         11.69
                                           ---------------      ---------------

Ratios!!

Total return^                                         17.93%             17.77%

Ratio of total expenses to
average net assets                                     0.00%              0.00%!

Ratio of net investment income
(loss) to average net assets                           1.51%              1.47%!

Portfolio turnover rate                                 0.0%               4.1%!

Supplemental Data

Weighted average expense ratio
of underlying Price funds *                            0.80%              0.83%!

Effective expense ratio                                0.80%              0.83%!

Net assets, end of period
(in thousands)                               $       421,680    $        48,775

!! Reflects the activity of the fund, and does not include the activity of the underlying Price funds. However, investment performance of the fund is directly related to the investment performance of the underlying Price funds in which it invests.

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions. The fund's total return may be higher or lower than the investment results of the individual underlying Price funds.

* Reflects the indirect expense impact to the fund from its investment in the underlying Price funds, based on the actual expense ratio of each underlying Price fund weighted for the fund's relative average investment therein.

!    Annualized

The accompanying notes are an integral part of these financial statements.


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Advisor Class
                                                                       10/31/03
                                                                        Through
                                                                        5/31/04

NET ASSET VALUE

Beginning of period                                        $              12.81

Investment activities

  Net investment income (loss)                                             0.12

  Net realized and unrealized gain (loss)                                  0.83

  Total from investment activities                                         0.95

Distributions

  Net investment income                                                   (0.11)

  Net realized gain                                                       (0.02)

  Total distributions                                                     (0.13)

NET ASSET VALUE

End of period                                              $              13.63
                                                           --------------------

Ratios!!

Total return^                                                             7.46%

Ratio of total expenses to
average net assets                                                        0.25%!

Ratio of net investment income
(loss) to average net assets                                              1.49%!

Portfolio turnover rate                                                    0.0%

Supplemental Data

Weighted average expense ratio
of underlying Price funds *                                               1.05%!

Effective expense ratio                                                   1.30%!

Net assets, end of period
(in thousands)                                             $                549

!! Reflects the activity of the fund, and does not include the activity of the underlying Price funds. However, investment performance of the fund is directly related to the investment performance of the underlying Price funds in which it invests.

^ Total return reflects the rate that an investor would have earned on an investment in the fund during the period, assuming reinvestment of all distributions. The fund's total return may be higher or lower than the investment results of the individual underlying Price funds.

* Reflects the indirect expense impact to the fund from its investment in the underlying Price funds, based on the actual expense ratio of each underlying Price fund weighted for the fund's relative average investment therein.

!    Annualized

The accompanying notes are an integral part of these financial statements.

R Class

                                                                       10/31/03
                                                                        Through
                                                                        5/31/04

NET ASSET VALUE

Beginning of period                                        $              12.81

Investment activities

  Net investment income (loss)                                             0.13

  Net realized and unrealized gain (loss)                                  0.81

  Total from investment activities                                         0.94

Distributions

  Net investment income                                                   (0.11)

  Net realized gain                                                       (0.02)

  Total distributions                                                     (0.13)

NET ASSET VALUE

End of period                                              $              13.62
                                                           --------------------

Ratios!!

Total return^                                                             7.38%

Ratio of total expenses to
average net assets                                                        0.34%!

Ratio of net investment income
(loss) to average net assets                                              0.95%!

Portfolio turnover rate                                                    0.0%

Supplemental Data

Weighted average expense ratio
of underlying Price funds *                                               1.13%!

Effective expense ratio                                                   1.47%!

Net assets, end of period
(in thousands)                                             $              2,197

!! Reflects the activity of the fund, and does not include the activity of the underlying Price funds. However, investment performance of the fund is directly related to the investment performance of the underlying Price funds in which it invests.

^ Total return reflects the rate that an investor would have earned on an investment in the fund during the period, assuming reinvestment of all distributions. The fund's total return may be higher or lower than the investment results of the individual underlying Price funds.

* Reflects the indirect expense impact to the fund from its investment in the underlying Price funds, based on the actual expense ratio of each underlying Price fund weighted for the fund's relative average investment therein.

!    Annualized

The accompanying notes are an integral part of these financial statements.


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T. Rowe Price Retirement 2020 Fund
--------------------------------------------------------------------------------
Certified Annual Report                                            May 31, 2004

                                 Percent of
Portfolio of Investments (1)     Net Assets             Shares            Value
--------------------------------------------------------------------------------
(Cost and value in $ 000s)

T. Rowe Price Growth Stock Fund       18.4%          3,179,898           78,194

T. Rowe Price Value Fund              18.0           3,745,394           76,369

T. Rowe Price Equity Index
500 Fund                              16.5           2,308,647           69,837

T. Rowe Price New Income Fund         11.0           5,253,212           46,596

T. Rowe Price Small-Cap
Stock Fund                             7.6           1,126,099           32,477

T. Rowe Price High Yield Fund          7.5           4,629,904           31,668

T. Rowe Price International
Stock Fund                             6.2           2,292,926           26,460

T. Rowe Price International Growth
& Income Fund                          6.2           2,486,676           26,284

T. Rowe Price Mid-Cap
Growth Fund *                          4.1             390,203           17,532

T. Rowe Price Mid-Cap Value Fund       4.0             794,137           16,899

T. Rowe Price Short-Term Bond Fund     0.5             443,725            2,112

Total Investments in Securities

100.0% of Net Assets (Cost $408,627)                       $            424,428
                                                                       --------

(1)  Denominated in U.S. dollar unless otherwise noted

*    Non-income producing

The accompanying notes are an integral part of these financial statements.


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T. Rowe Price Retirement 2020 Fund
--------------------------------------------------------------------------------
Certified Annual Report                                            May 31, 2004

Statement of Assets and Liabilities
--------------------------------------------------------------------------------
(In thousands except shares and per share amounts)

Assets

Investments in securities, at value (cost $408,627)        $            424,428

Other assets                                                                717

Total assets                                                            425,145

Liabilities

Total liabilities                                                           720

NET ASSETS                                                 $            424,425
                                                           --------------------

Net Assets Consist of:

Undistributed net investment income (loss)                 $              1,498

Undistributed net realized gain (loss)                                    3,425

Net unrealized gain (loss)                                               15,801

Paid-in-capital applicable to 31,105,173 shares of
$0.0001 par value capital stock outstanding;
1,000,000,000 shares of the Corporation authorized                      403,701

NET ASSETS                                                 $            424,425
                                                           --------------------

NET ASSET VALUE PER SHARE

Investor Class
($421,679,529/30,903,621 shares outstanding)               $              13.64
                                                           --------------------

Advisor Class
($548,909/40,262 shares outstanding)                       $              13.63
                                                           --------------------

R Class
($2,196,819/161,290 shares outstanding)                    $              13.62
                                                           --------------------

The accompanying notes are an integral part of these financial statements.

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T. Rowe Price Retirement 2020 Fund
--------------------------------------------------------------------------------
Certified Annual Report

Statement of Operations
--------------------------------------------------------------------------------
($ 000s)

                                                                           Year
                                                                          Ended
                                                                        5/31/04

Investment Income (Loss)

Income distributions from underlying Price funds           $              2,872

Expenses

  Shareholder servicing

    Investor Class                                                          567

    R Class                                                                   2

  Registration                                                              126

  Accounting                                                                 41

  Prospectus and shareholder reports

    Investor Class                                                           32

    Advisor Class                                                             1

    R Class                                                                   1

  Legal and audit                                                            18

  Directors                                                                   5

  Rule 12b-1 fees

    R Class                                                                   2

  Miscellaneous                                                               2

Expenses reimbursed by underlying Price funds                              (795)

Total expenses                                                                2

Net investment income (loss)                                              2,870

Realized and Unrealized Gain (Loss)

Net realized gain (loss)

  Sales of underlying Price funds                                         3,388

  Capital gain distributions from underlying Price funds                    280

  Net realized gain (loss)                                                3,668

Change in net unrealized gain (loss) on underlying
Price funds                                                              11,942

Net realized and unrealized gain (loss)                                  15,610

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                     $             18,480
                                                           --------------------

The accompanying notes are an integral part of these financial statements.

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T. Rowe Price Retirement 2020 Fund
--------------------------------------------------------------------------------
Certified Annual Report

Statement of Changes in Net Assets
--------------------------------------------------------------------------------
($ 000s)

                                                      Year              9/30/02
                                                     Ended              Through
                                                   5/31/04              5/31/03

Increase (Decrease) in Net Assets

Operations

  Net investment income (loss)             $         2,870      $           127

  Net realized gain (loss)                           3,668                    4

  Change in net unrealized gain (loss)              11,942                3,859

  Increase (decrease) in net assets
  from operations                                   18,480                3,990

Distributions to shareholders

  Net investment income

    Investor Class                                  (1,474)                 (19)

    Advisor Class                                       (2)                --

    R Class                                             (3)                --

  Net realized gain

    Investor Class                                    (245)                  (3)

  Decrease in net assets from distributions         (1,724)                 (22)

Capital share transactions *

  Shares sold

    Investor Class                                 388,145               46,391

    Advisor Class                                      527                 --

    R Class                                          2,560                 --

  Distributions reinvested

    Investor Class                                   1,715                   22

    Advisor Class                                        2                 --

    R Class                                              2                 --

  Shares redeemed

    Investor Class                                 (33,699)              (1,631)

    R Class                                           (358)                --

  Increase (decrease) in net assets from
  capital share transactions                       358,894               44,782

Net Assets

Increase (decrease) during period                  375,650               48,750

Beginning of period                                 48,775                   25

End of period                              $       424,425      $        48,775
                                           ---------------      ---------------

(Including undistributed net
investment income of $1,498
at 5/31/04 and $107 at 5/31/03)

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T. Rowe Price Retirement 2020 Fund
--------------------------------------------------------------------------------
Certified Annual Report

Statement of Changes in Net Assets
--------------------------------------------------------------------------------
(000s)

                                                      Year              9/30/02
                                                     Ended              Through
                                                   5/31/04              5/31/03

*Share information

  Shares sold

    Investor Class                                  29,123                4,298

    Advisor Class                                       40                 --

    R Class                                            188                 --

  Distributions reinvested

    Investor Class                                     132                    2

  Shares redeemed

    Investor Class                                  (2,524)                (152)

    R Class                                            (27)                --

  Increase (decrease) in shares outstanding         26,932                4,148

The accompanying notes are an integral part of these financial statements.

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T. Rowe Price Retirement 2020 Fund
--------------------------------------------------------------------------------
Certified Annual Report                                            May 31, 2004

Notes to Financial Statements
--------------------------------------------------------------------------------

T. Rowe Price Retirement Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The T. Rowe Price Retirement 2020 Fund (the fund) is a nondiversified, open-end management investment company and is one of nine portfolios established by the corporation. The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income. The fund invests in a combination of T. Rowe Price mutual funds (underlying Price funds) representing different types of stocks and bonds, with an increasing allocation to bonds over time. The fund's allocation to stocks will remain fixed at 20% approximately 30 years after the year 2020.

The fund has three classes of shares: the Retirement 2020 Fund original share class, referred to in this report as the Investor Class, offered since September 30, 2002; Retirement 2020 Fund-Advisor Class (Advisor Class), offered since October 31, 2003; and Retirement 2020 Fund-R Class (R Class), also offered since October 31, 2003. Advisor Class shares are sold only through brokers and other financial intermediaries, and R Class shares are available to retirement plans serviced by intermediaries. The Advisor Class and R Class each operate under separate Board-approved Rule 12b-1 plans, pursuant to which each class compensates financial intermediaries for distribution, shareholder servicing, and/or certain administrative services. Each class has exclusive voting rights on matters related solely to that class, separate voting rights on matters that relate to all classes, and, in all other respects, the same rights and obligations as the other classes.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Investments in the underlying Price funds are valued at their closing net asset value per share on the day of valuation. Investments for which these valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Class Accounting
The Advisor Class and R Class each pay distribution, shareholder servicing, and/or administrative expenses in the form of Rule 12b-1 fees in an amount not exceeding 0.25% and 0.50%, respectively, of the class's average net assets. Investment income and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class.

Investment Transactions, Investment Income, and Distributions
Income and expenses are recorded on the accrual basis. Income and capital gain distributions from the underlying Price funds are recorded on the ex-dividend date. Purchases and sales of the underlying Price funds are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to the fund's shareholders are recorded on the ex-dividend date. Income distributions are declared and paid by each class on an annual basis. Capital gain distributions, if any, are declared and paid by the fund, typically on an annual basis.

Other
In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

NOTE 2 - INVESTMENTS IN UNDERLYING PRICE FUNDS

Purchases of the underlying Price funds during the year ended May 31, 2004 aggregated $357,187,000.

NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

Distributions during the year ended May 31, 2004 were characterized as follows for tax purposes:
--------------------------------------------------------------------------------

Ordinary income                                            $          1,601,000

Long-term capital gains                                                 123,000

Total distributions                                        $          1,724,000
                                                           --------------------

At May 31, 2004, the tax-basis components of net assets were as follows:
--------------------------------------------------------------------------------

Unrealized appreciation                                    $         17,595,000

Unrealized depreciation                                              (1,794,000)

Net unrealized appreciation (depreciation)                           15,801,000

Undistributed ordinary income                                         1,900,000

Undistributed long-term capital gains                                 3,023,000

Paid-in capital                                                     403,701,000

Net assets                                                 $        424,425,000
                                                           --------------------

At May 31, 2004, the cost of investments for federal income tax purposes was $408,627,000.


NOTE 4 - RELATED PARTIES

T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of
T. Rowe Price Group, Inc., is the investment manager for the fund, and also serves as manager for the domestic underlying Price funds. T. Rowe Price International, Inc. (Price International), a wholly owned subsidiary of Price Associates, is the investment manager for the international underlying Price funds. Pursuant to various service agreements, Price Associates and its wholly owned subsidiaries provide shareholder servicing and administrative, transfer and dividend disbursing agent, accounting, marketing, and certain other services to the fund. Certain officers and directors of the fund are also officers and directors of Price Associates and its subsidiaries and the underlying Price funds.

The fund pays no management fees; however, Price Associates and Price International receive management fees from the underlying Price funds. The fund operates in accordance with the investment management and special servicing agreements between and among the corporation, the underlying Price funds, Price Associates, and T. Rowe Price Services, Inc., a wholly owned subsidiary of Price Associates. Pursuant to these agreements, expenses associated with the operation of the fund, other than class-specific Rule 12b-1 fees, are reimbursed by each underlying Price fund to the extent of estimated savings to it and in proportion to the average daily value of its shares owned by the fund. Therefore, the expense ratio of each class reflects only its Rule 12b-1 fees. In addition, however, the fund indirectly bears its proportionate share of the management fees and operating costs of the underlying Price funds in which it invests.

The fund does not invest in the underlying Price funds for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price fund's net assets. At May 31, 2004, the fund held less than 25% of the outstanding shares of any underlying Price fund.

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T. Rowe Price Retirement 2020 Fund
--------------------------------------------------------------------------------
Certified Annual Report

Report of Independent Registered Public Accounting Firm
--------------------------------------------------------------------------------

To the Board of Directors of T. Rowe Price Retirement Funds, Inc. and Shareholders of T. Rowe Price Retirement 2020 Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of T. Rowe Price Retirement 2020 Fund (one of the portfolios comprising T. Rowe Price Retirement Funds, Inc., hereafter referred to as the "Fund") at May 31, 2004, the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2004 by correspondence with the transfer agent, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Baltimore, Maryland
June 22, 2004

T. Rowe Price Retirement 2020 Fund
--------------------------------------------------------------------------------
Certified Annual Report

Tax Information (Unaudited) for the Tax Year Ended 5/31/04
--------------------------------------------------------------------------------

We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

The fund's distributions to shareholders included:

o $122,000 from short-term capital gains,

o $122,000 from long-term capital gains, of which $88,000 was subject to the 15% rate gains category, and $34,000 to the 20% rate gains category.

For taxable non-corporate shareholders, $1,003,000 of the fund's income represents qualified dividend income subject to the 15% rate category.

For corporate shareholders, $778,000 of the fund's income qualifies for the dividends-received deduction.

--------------------------------------------------------------------------------

Information on Proxy Voting
--------------------------------------------------------------------------------

A description of the policies and procedures that the T. Rowe Price Retirement Income Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling 1-800-225-5132. It also appears in the fund's Statement of Additional Information (Form 485B), which can be found on the SEC's Web site, www.sec.gov.

--------------------------------------------------------------------------------

T. Rowe Price Retirement 2020 Fund
--------------------------------------------------------------------------------
Certified Annual Report

About the Fund's Directors and Officers
--------------------------------------------------------------------------------

Your fund is governed by a Board of Directors that meets regularly to review investments, performance, expenses, and other business matters, and is responsible for protecting the interests of shareholders. The majority of the fund's directors are independent of T. Rowe Price Associates, Inc. (T. Rowe Price); "inside" directors are officers of T. Rowe Price. The Board of Directors elects the fund's officers, who are listed in the final table. The business address of each director and officer is 100 East Pratt Street, Baltimore, MD 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-225-5132.

--------------------------------------------------------------------------------

Independent Directors

Name
(Year of Birth)
Year Elected*

Principal Occupation(s) During Past 5 Years and Directorships of Other Public Companies

Anthony W. Deering
(1945)
2002

Director, Chairman of the Board, and Chief Executive Officer, The Rouse Company, real estate developers; Director, Mercantile Bank (4/03 to present)

Donald W. Dick, Jr.
(1943)
2002

Principal, EuroCapital Advisors, LLC, an acquisition and management advisory firm

David K. Fagin
(1938)
2002

Director, Golden Star Resources Ltd., Canyon Resources Corp. (5/00 to present), and Pacific Rim Mining Corp. (2/02 to present); Chairman and President, Nye Corp.

Karen N. Horn
(1943)
2003

Managing Director and President, Global Private Client Services, Marsh Inc. (1999-2003); Managing Director and Head of International Private Banking, Bankers Trust (1996-1999); Director, Eli Lilly and Company and Georgia Pacific

F. Pierce Linaweaver
(1934)
2002

President, F. Pierce Linaweaver & Associates, Inc., consulting environmental and civil engineers

John G. Schreiber
(1946)
2002

Owner/President, Centaur Capital Partners, Inc., a real estate investment company; Partner, Blackstone Real Estate Advisors, L.P.; Director, AMLI Residential Properties Trust and The Rouse Company, real estate developers

* Each independent director oversees 111 T. Rowe Price portfolios and serves until retirement, resignation, or election of a successor.

--------------------------------------------------------------------------------

Inside Directors

Name
(Year of Birth)
Year Elected*
[Number of T. Rowe Price Portfolios Overseen]

Principal Occupation(s) During Past 5 Years and Directorships of Other Public Companies

James A.C. Kennedy, CFA
(1953)
2002
[43]

Director and Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

James S. Riepe
(1943)
2002
[111]

Director and Vice President, T. Rowe Price; Vice Chairman of the Board, Director, and Vice President, T. Rowe Price Group, Inc.; Chairman of the Board and Director, T. Rowe Price Global Asset Management Limited, T. Rowe Price Global Investment Services Limited, T. Rowe Price Investment Services, Inc.,
T. Rowe Price Retirement Plan Services, Inc., and T. Rowe Price Services, Inc.; Chairman of the Board, Director, President, and Trust Officer, T. Rowe Price Trust Company; Director, T. Rowe Price International, Inc.; Director, The Nasdaq Stock Market, Inc.; Chairman of the Board, Retirement Funds

* Each inside director serves until retirement, resignation, or election of a successor.

Officers

Name (Year of Birth)
Title and Fund(s) Served

Principal Occupation(s)

Brian W.H. Berghuis, CFA (1958)
Vice President, Retirement Funds

Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Stephen W. Boesel (1944)
Executive Vice President, Retirement Funds

Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company

Stephen V. Booth, CPA (1961)
Vice President, Retirement Funds

Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company

Joseph A. Carrier (1960)
Treasurer, Retirement Funds

Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price Investment Services, Inc., and T. Rowe Price Trust Company

Jerome A. Clark, CFA (1961)
Vice President, Retirement Funds

Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price Investment Services, Inc., and T. Rowe Price Trust Company

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

Name (Year of Birth)
Title and Fund(s) Served

Principal Occupation(s)

Roger L. Fiery III, CPA (1959)
Vice President, Retirement Funds

Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price International, Inc., and T. Rowe Price Trust Company

Gregory S. Golczewski (1966)
Vice President, Retirement Funds

Vice President, T. Rowe Price and T. Rowe Price Trust Company

Henry H. Hopkins (1942)
Vice President, Retirement Funds

Director and Vice President, T. Rowe Price Investment Services, Inc., T. Rowe Price Services, Inc., and T. Rowe Price Trust Company; Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price International, Inc., and T. Rowe Price Retirement Plan Services, Inc.

Patricia B. Lippert (1953)
Secretary, Retirement Funds

Assistant Vice President, T. Rowe Price and T. Rowe Price Investment Services, Inc.

Gregory A. McCrickard, CFA (1958)
Vice President, Retirement Funds

Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company

George A. Murnaghan (1956)
Vice President, Retirement Funds

Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price International, Inc., T. Rowe Price Investment Services, Inc., and T. Rowe Price Trust Company

Edmund M. Notzon III, PhD, CFA (1945)
President, Retirement Funds

Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price Investment Services, Inc., and T. Rowe Price Trust Company

Larry J. Puglia, CFA, CPA (1960)
Vice President, Retirement Funds

Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Brian C. Rogers, CFA, CIC (1955)
Vice President, Retirement Funds

Chief Investment Officer, Director, and Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; Director, T. Rowe Price International, Inc.; Director and Vice President, T. Rowe Price Trust Company

Mark J. Vaselkiv (1958)
Vice President, Retirement Funds

Vice President, T. Rowe Price and T. Rowe Price Group, Inc

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

--------------------------------------------------------------------------------

Name (Year of Birth)
Title and Fund(s) Served

Principal Occupation(s)

David J.L. Warren (1957)
Vice President, Retirement Funds

Director and Vice President, T. Rowe Price; Vice President, T. Rowe Price Group, Inc.; Chief Executive Officer, Director, and Vice President, T. Rowe Price International, Inc.; Director, T. Rowe Price Global Asset Management Limited and T. Rowe Price Global Investment Services Limited

Richard T. Whitney, CFA (1958)
Vice President, Retirement Funds

Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price International, Inc., and T. Rowe Price Trust Company

Edward A. Wiese, CFA (1959)
Vice President, Retirement Funds

Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company; Chief Investment Officer, Director, and Vice President, T. Rowe Price Savings Bank

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

Item 2.  Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3.  Audit Committee Financial Expert.

The registrant's Board of Directors/Trustees has determined that Mr. David K. Fagin qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Fagin is considered independent for purposes of Item 3 of Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

(a) - (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant's principal accountant were as follows:
                                               2004                  2003
     Audit Fees                             $10,774                $6,061
     Audit-Related Fees                         434                    --
     Tax Fees                                 2,730                 1,380
     All Other Fees                             124                    --

Audit fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant's financial statements, specifically the issuance of a report on internal controls. Tax fees include amounts related to tax compliance, tax planning, and tax advice. Other fees include the registrant's pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant's Board of Directors/Trustees.

(e)(1) The registrant's audit committee has adopted a policy whereby audit and non-audit services performed by the registrant's principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

    (2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant's principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $819,000 and $671,000 respectively, and were less than the aggregate fees billed for those same periods by the registrant's principal accountant for audit services rendered to the T. Rowe Price Funds.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant's audit committee. Accordingly, these services were considered by the registrant's audit committee in maintaining the principal accountant's independence.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 10. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11. Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is attached.

     (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

     (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Retirement Funds, Inc.


By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     July 16, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     July 16, 2004


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     July 16, 2004